4. Stock Options (Details Narrative) (USD $)	9 Months Ended
Dec. 31, 2013
Stock Options Issued	72.06
Isaac Dietrich
Stock Options Issued	42.81
Shares Able to Be Purchased Upon Conversion of Option	42.81
Price Per Share	$ 1
Tyler Knight
Stock Options Issued	9
Shares Able to Be Purchased Upon Conversion of Option	9
Price Per Share	$ 1
Stewart Fortier
Stock Options Issued	9
Shares Able to Be Purchased Upon Conversion of Option	9
Price Per Share	$ 1
Hyler Fortier
Stock Options Issued	11.25
Shares Able to Be Purchased Upon Conversion of Option	11.25
Price Per Share	$ 1